UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue Suite 601, New York, New York	10170
(Address of principal executive offices)	(Zip code)

 Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA  19090

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end:  004/30/2012

Date of reporting period: 7/1/2011 TO 6/30/2012

ITEM 1.	PROXY VOTING RECORD:

Exhibit A is attached for The USX China Fund a series of the 360 Funds.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Christopher F. Anci	/s/ Christopher F. Anci
President
Date: August 8, 2012

EXHIBIT A

360 Funds USX China Fund Exhibit A - Form N-PX July 1, 2011 to June 30, 2012
(a)	(b)	(c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	Cusip	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt
Tianli Agritech, Inc.	OINK	G8883T104	7/11/2011	Directors recommend: a vote for election of the followoing nominees: 1) Mr. Jishan Hu, 2) Mr. Benyan Li	Issuer	YES	FOR	FOR
				Ratification of the selection of Crowe Horwath (HK) CPA Limited as our Independent Registered Public Accountants for the fiscal year ending December 31, 2011	Issuer	YES	ABSTAIN	ABSTAIN

DEER Consumer Products, Inc.	DEER	24379J200	9/21/2011	Directors recommend: a vote for election of the following nominees: 1) Ying He, 2) Zongshu Nie, 3) Edward Hua, 4) Arnold Staloff, 5) Qi Hua Xu	Issuer	YES	FOR All	FOR
				Ratification of the appointment of Goldman Kurland and Mohidin, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	YES	AGAINST	AGAINST
				Approval of the 2010 compensation awarded to named executive officers.	Issuer	YES	AGAINST	AGAINST
				To recommend, by non-binding vote, the frequency of executive compensation votes.	Issuer	YES	1YR	AGAINST

Universal Travel Group	UTA	91388Q203	8/12/2011	Directors recommend: a vote for election of the following nominees: 1) Hujie Gao, 2) Jiduan Yuan, 3) Wenbin An	Issuer	YES	FOR	FOR
				Proposal to ratify the appointment of EFP Rotenberg & Co., LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	YES	FOR	FOR
				In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting or any adjournment or adjournments thereof.	Issuer	NO	ABSTAIN	ABSTAIN

Andatee China Marine Fuel Ser. Corp.	AMCF	67086W105	10/21/2011	Directors recommend: a vote for election of the following nominees: 1) An Fengbin, 2) Francis N.S. Leong, 3) Hou Yudong, 4) Wen Tong, 5) Wen Jiang	Issuer	YES	FOR	FOR
				To transact such other business as may properly come before the annual meeting and any adjournments or postponements thereof.	Issuer	NO	ABSTAIN	ABSTAIN

Longwei Petroleum Investment Holding Ltd.	LPH	543354104	12/15/2011	Directors recommend: a vote for election of the following nominees: 1) Cai Yondjun, 2) Xue Yongping, 3) Douglas Cole, 4) Dora Dong, 5) Xiaoping Xue	Issuer	YES	FOR	FOR
				Ratify the appointment of Child, Van Wagoner & Bradshaw, PLLC as the Company's independent registered public account firm for the fiscal year ending June 30, 2012	Issuer	YES	AGAINST	AGAINST

Netease.Com, Inc.	NTES	64110W102	3/29/2012
To approve, as special resolutioin, that the name of Netease.Com, Inc. is hereby changed with immediate effect to Netease,Inc. and that the officers be, and each of them hereby is, authorized to file this resolution with the registar of companies of the Cayman Island and to take such actions as they shall deem necessary to effect the  foregoing.
					Issuer	YES	FOR	FOR